CONSOLIDATED FINANCIAL STATEMENT DETAILS (Tables)	12 Months Ended
Dec. 31, 2025
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Schedule of cash and cash equivalents

	December 31,	December 31,
	2025	2024
Cash	$886.8	$281.6
Short-term deposits	855.4	329.9
	$1,742.3	$611.5

Schedule of accounts receivable and prepaid assets

	December 31,	December 31,
	2025	2024
Deferred payment consideration(a)	$—	$100.0
Receivables	30.5	52.6
VAT receivables	53.7	44.6
Prepaid expenses	42.2	43.4
Deposits	19.4	16.7
	$145.8	$257.3
(a)	Deferred payment consideration was related to the fair value of the Deferred Consideration in connection with the sale of the Company’s Chirano operations in 2022. On August 12, 2025, the Company received the Deferred Consideration in the form of cash, common shares and a convertible debenture. See Note 6.

Schedule of inventories

	December 31,	December 31,
	2025	2024
Ore in stockpiles(a)	$546.5	$512.3
Ore on leach pads(b)(c)	684.8	708.5
In-process	202.0	186.9
Finished metal	21.7	19.4
Materials and supplies	400.5	374.5
	1,855.5	1,801.6
Long-term portion of ore in stockpiles and ore on leach pads(a)(b)	(485.2)	(558.4)
	$1,370.3	$1,243.2
(a)	Ore in stockpiles relates to the Company’s operating mines. Material not scheduled for processing within the next 12 months is included in other long-term assets. See Note 7v.
(b)	Ore on leach pads relates to the Company’s Bald Mountain, Fort Knox, and Round Mountain mines. Based on current mine plans, the Company expects to place the last tonne of ore on its leach pads at Bald Mountain in 2030 and at Round Mountain and Fort Knox in 2028. Material not scheduled for processing within the next 12 months is included in other long-term assets. See Note 7v.
(c)	During the year ended December 31, 2025, the Company recognized a reversal of net realizable value inventory adjustments which decreased production cost of sales by $22.8 million and depreciation, depletion and amortization by $15.8 million.

Schedule of property, plant and equipment

		Mineral Interests
		Development and
	Land, plant and	operating	Pre-development
	equipment(a)	properties(b)	properties(c)	Total
Cost
Balance at January 1, 2025	$10,581.5	$9,534.4	$1,570.2	$21,686.1
Additions	606.4	627.8	38.4	1,272.6
Change in reclamation and remediation obligations(d)	—	82.8	3.2	86.0
Disposals	(88.2)	—	—	(88.2)
Transfers and other	(0.3)	0.3	—	—
Balance at December 31, 2025	11,099.4	10,245.3	1,611.8	22,956.5

Accumulated depreciation, depletion and amortization and reversal of impairment charge
Balance at January 1, 2025	$(7,198.0)	$(6,519.5)	$—	$(13,717.5)
Depreciation, depletion and amortization	(644.6)	(487.6)	—	(1,132.2)
Reversal of impairment charge(e)	—	116.1	—	116.1
Disposals	66.5	—	—	66.5
Balance at December 31, 2025	(7,776.1)	(6,891.0)	—	(14,667.1)

Net book value	$3,323.3	$3,354.3	$1,611.8	$8,289.4

Amount included above as at December 31, 2025:
Assets under construction	$330.5	$333.7	$83.8	$748.0
Assets not being depreciated(f)	$592.2	$650.4	$1,611.8	$2,854.4
(a)	Additions for the year ended December 31, 2025 include $8.5 million of right-of-use (“ROU”) assets for lease arrangements entered into. Depreciation, depletion and amortization during the year ended December 31, 2025 includes depreciation for ROU assets of $12.7 million. The net book value of property, plant and equipment includes ROU assets with an aggregate net book value of $16.2 million as at December 31, 2025.
(b)	As at December 31, 2025, the significant development and operating properties are Tasiast, Paracatu, La Coipa, Fort Knox (including Manh Choh), Round Mountain, Bald Mountain, and Lobo-Marte.
(c)	As at December 31, 2025, the significant pre-development properties include $1,605.9 million for Great Bear.
(d)	See Note 12.
(e)	During the year ended December 31, 2025, an impairment reversal of $116.1 million was recorded at Lobo - Marte, entirely related to property, plant, and equipment. See Note 8i.
(f)	Assets not being depreciated relate to land, capitalized E&E costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

		Mineral Interests
		Development and
	Land, plant and	operating	Pre-development
	equipment(a)	properties(b)	properties(c)	Total
Cost
Balance at January 1, 2024	$10,138.6	$8,853.4	$1,492.0	$20,484.0
Additions	455.7	714.3	78.2	1,248.2
Disposals	(64.7)	(34.2)	—	(98.9)
Change in reclamation and remediation obligations(d)	—	53.1	—	53.1
Transfers and other	51.9	(52.2)	—	(0.3)
Balance at December 31, 2024	10,581.5	9,534.4	1,570.2	21,686.1

Accumulated depreciation, depletion, amortization and reversal of impairment charge
Balance at January 1, 2024	$(6,652.1)	$(5,868.7)	$—	$(12,520.8)
Depreciation, depletion and amortization	(658.5)	(703.9)	—	(1,362.4)
Reversal of impairment charge(e)	57.4	16.7	—	74.1
Disposals	55.2	36.4	—	91.6
Balance at December 31, 2024	(7,198.0)	(6,519.5)	—	(13,717.5)

Net book value	$3,383.5	$3,014.9	$1,570.2	$7,968.6

Amount included above as at December 31, 2024:
Assets under construction	$276.3	$305.9	$44.1	$626.3
Assets not being depreciated(f)	$543.2	$568.6	$1,570.2	$2,682.0
(a)	Additions for the year ended December 31, 2024 include $1.9 million of ROU assets for lease arrangements entered into. Depreciation, depletion and amortization during the year ended December 31, 2024 includes depreciation for ROU assets of $12.6 million. The net book value of property, plant and equipment includes ROU assets with an aggregate net book value of $21.0 million as at December 31, 2024.
(b)	As at December 31, 2024, the significant development and operating properties are Tasiast, Paracatu, La Coipa, Fort Knox (including Manh Choh), Round Mountain, Bald Mountain, and Lobo-Marte.
(c)	As at December 31, 2024, the significant pre-development properties include $1,564.4 million for Great Bear.
(d)	See Note 12.
(e)	During the year ended December 31, 2024, an impairment reversal of $74.1 million was recorded at Round Mountain, entirely related to property, plant, and equipment. See Note 8ii.
(f)	Assets not being depreciated relate to land, capitalized E&E costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

Schedule of exploration and evaluation capitalized and expensed cost

	Years ended December 31,
	2025	2024
Capitalized E&E costs(a)	$41.7	$92.1
Expensed E&E costs(b)	173.4	166.4
	$215.1	$258.5
(a)	Capitalized E&E costs are included in investing cash flows. During the year ended December 31, 2025, capitalized E&E costs of $41.7 million (year ended December 31, 2024 - $78.2 million) were related to pre-development properties, of which $nil(year ended December 31, 2024 - $55.6 million) represents capitalized interest.
(b)	Expensed E&E costs are included in operating cash flows. During the year ended December 31, 2025, expensed E&E costs of $30.9 million (year ended December 31, 2024 - $61.1 million) were related to pre-development properties.

Schedule of other long-term assets

	December 31,	December 31,
	2025	2024
Long-term portion of ore in stockpiles and ore on leach pads(a)	$485.2	$558.4
Long-term receivables	83.0	75.5
Advances to suppliers	72.6	46.6
Investment in joint venture - Puren(b)	49.6	13.7
Other	18.5	18.9
	$708.9	$713.1
(a)	Long-term portion of ore in stockpiles and ore on leach pads represents material not scheduled for processing within the next 12 months. As at December 31, 2025, long-term ore in stockpiles was at the Company’s Paracatu, Tasiast and La Coipa mines, and long-term ore on leach pads was at the Company’s Fort Knox and Round Mountain mines.
(b)	The Company’s Puren joint venture investment is accounted for under the equity method. There are no publicly quoted market prices for Puren.

Schedule of accounts payable and accrued liabilities

	December 31,	December 31,
	2025	2024
Trade payables	$129.6	$83.9
Accrued liabilities(a)	363.3	303.0
Employee related accrued liabilities	223.5	156.1
	$716.4	$543.0
(a)	Includes accrued interest payable of $20.0 million as at December 31, 2025 (December 31, 2024 - $31.1 million). See Note 11iv.

Schedule of other operating expense

	Years ended December 31,
	2025	2024
Other operating expense	$93.9	$14.0

Schedule of finance expense

	Years ended December 31,
	2025	2024
Interest expense, including accretion of debt and lease liabilities(a)	$81.8	$50.5
Accretion of reclamation and remediation obligations	49.5	40.9
	$131.3	$91.4
(a)	During the year ended December 31, 2025, $10.1 million of interest was capitalized to property, plant and equipment (year ended December 31, 2024 - $88.2 million). See Note 7iv.

Schedule of employee benefits expenses

	Years ended December 31,
	2025	2024
Salaries, short-term incentives, and other benefits	$768.9	$670.1
Share-based payments	69.7	30.2
Other	24.4	19.4
	$863.0	$719.7